LOSS PER SHARE (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2013 Restated	Dec. 31, 2012 Restated
Net income (loss) attributable to common stockholders	$ (15,093,726)	$ (509,054)	$ (3,037,594)		$ (696,357)
Weighted average outstanding shares of common stock	50,511,090	43,029,189
Dilutive effect of stock options and warrants
Common stock and equivalents	50,511,090	43,029,189
Basic and fully diluted loss per common share	$ (0.3)	$ (0.01)	$ (0.07)	$ (0.07)	$ (0.01)
Basic and fully diluted weighted average common shares outstanding	50,511,090	43,029,189	45,327,116	45,327,116	47,646,411